Asset Retirement Obligations - Schedule of Asset Retirement Obligations (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Asset Retirement Obligations [Line Items]
Inflation rate	3.042%	3.873%
Discount factor	10.00%	10.00%
Minimum [Member]
Schedule of Asset Retirement Obligations [Line Items]
Estimated asset life	3 years 6 months	4 years
Maximum [Member]
Schedule of Asset Retirement Obligations [Line Items]
Estimated asset life	49 years 6 months	50 years